UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2009

Date of reporting period: September 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO	September 30, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK – (93.97%)
CONSUMER DISCRETIONARY – (8.17%)
Automobiles & Components – (0.94%)
187,000	Harley-Davidson, Inc.	$4,301,000

Consumer Durables & Apparel – (0.37%)
25,735	Garmin Ltd.	971,367
17,799	Hunter Douglas NV (Netherlands)	716,790

		1,688,157

Consumer Services – (0.60%)
150,163	H&R Block, Inc.	2,759,996

Media – (3.70%)
226,041	Comcast Corp., Special Class A	3,632,479
101,170	Grupo Televisa S.A., ADR (Mexico)	1,880,750
78,360	Liberty Media Corp. - Entertainment, Series A *	2,437,388
461,300	News Corp., Class A	5,530,987
124,300	Walt Disney Co.	3,413,278

		16,894,882

Retailing – (2.56%)
23,700	Amazon.com, Inc. *	2,210,855
148,615	Bed Bath & Beyond Inc. *	5,577,521
143,000	CarMax, Inc. *	2,988,700
84,450	Liberty Media Corp. - Interactive, Series A *	925,994

		11,703,070

	Total Consumer Discretionary	37,347,105

CONSUMER STAPLES – (12.14%)
Food & Staples Retailing – (6.59%)
340,300	Costco Wholesale Corp.	19,209,935
304,998	CVS Caremark Corp.	10,900,628

		30,110,563

Food, Beverage & Tobacco – (4.02%)
45,200	Coca-Cola Co.	2,427,240
98,333	Diageo PLC, ADR (United Kingdom)	6,046,496
113,871	Heineken Holding NV (Netherlands)	4,644,895
29,260	Hershey Co.	1,137,044
84,390	Philip Morris International Inc.	4,113,169

		18,368,844

Household & Personal Products – (1.53%)
27,800	Natura Cosmeticos S.A. (Brazil)	501,360
112,320	Procter & Gamble Co.	6,505,575

		7,006,935

	Total Consumer Staples	55,486,342

ENERGY – (15.06%)
135,600	Canadian Natural Resources Ltd. (Canada)	9,110,964
2,659,900	China Coal Energy Co. - H (China)	3,487,021
54,722	ConocoPhillips	2,471,246
201,330	Devon Energy Corp.	13,555,549
160,830	EOG Resources, Inc.	13,430,913
269,260	Occidental Petroleum Corp.	21,109,984
2,400	OGX Petroleo e Gas Participacoes S.A. (Brazil)	1,835,615
44,904	Transocean Ltd. *	3,840,639

	Total Energy	68,841,931

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	September 30, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (29.21%)
Banks – (4.10%)
	Commercial Banks – (4.10%)
663,924	Wells Fargo & Co.	$18,709,378

Diversified Financials – (12.87%)
	Capital Markets – (5.75%)
90,370	Ameriprise Financial, Inc.	3,283,142
264,800	Bank of New York Mellon Corp.	7,676,552
96,700	Brookfield Asset Management Inc., Class A (Canada)	2,196,057
16,340	Goldman Sachs Group, Inc.	3,012,279
202,960	Julius Baer Holding AG (Switzerland)	10,135,270

		26,303,300

	Consumer Finance – (3.42%)
461,130	American Express Co.	15,632,307

	Diversified Financial Services – (3.70%)
300,968	JPMorgan Chase & Co.	13,188,417
128,030	Moody's Corp.	2,619,494
15,700	Visa Inc., Class A	1,085,027

		16,892,938

		58,828,545

Insurance – (11.69%)
	Life & Health Insurance – (0.37%)
37,180	Principal Financial Group, Inc.	1,018,360
21,700	Sun Life Financial Inc. (Canada)	677,908

		1,696,268

	Multi-line Insurance – (3.35%)
10,380	American International Group, Inc. *	457,862
4,690	Fairfax Financial Holdings Ltd. (Canada)	1,738,724
83,200	Hartford Financial Services Group, Inc.	2,204,800
317,790	Loews Corp.	10,884,307

		15,285,693

	Property & Casualty Insurance – (6.99%)
205	Berkshire Hathaway Inc., Class A *	20,705,000
530	Berkshire Hathaway Inc., Class B *	1,761,190
1,180	Markel Corp. *	389,188
28,800	NIPPONKOA Insurance Co., Ltd. (Japan)	180,311
538,360	Progressive Corp. (Ohio) *	8,926,009

		31,961,698

	Reinsurance – (0.98%)
89,207	Transatlantic Holdings, Inc.	4,475,515

		53,419,174

Real Estate – (0.55%)
503,000	Hang Lung Group Ltd. (Hong Kong)	2,511,739

	Total Financials	133,468,836

HEALTH CARE – (9.06%)
Health Care Equipment & Services – (3.80%)
55,000	Becton, Dickinson and Co.	3,836,250
87,100	Cardinal Health, Inc.	2,334,280
43,550	CareFusion Corp. *	949,390
69,480	Express Scripts, Inc. *	5,389,216
22,600	Laboratory Corp. of America Holdings *	1,484,820

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	September 30, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Health Care Equipment & Services – (Continued)
134,400	UnitedHealth Group Inc.	$3,365,376

		17,359,332

Pharmaceuticals, Biotechnology & Life Sciences – (5.26%)
131,200	Johnson & Johnson	7,988,768
127,900	Merck & Co., Inc.	4,045,477
227,800	Pfizer Inc.	3,770,090
292,100	Schering-Plough Corp.	8,251,825

		24,056,160

	Total Health Care	41,415,492

INDUSTRIALS – (6.61%)
Capital Goods – (1.52%)
102,780	ABB Ltd., ADR (Switzerland)	2,059,711
37,330	PACCAR Inc.	1,407,155
101,334	Tyco International Ltd.	3,493,996

		6,960,862

Commercial & Professional Services – (2.65%)
53,500	D&B Corp.	4,029,620
303,097	Iron Mountain Inc. *	8,080,566

		12,110,186

Transportation – (2.44%)
1,281,344	China Merchants Holdings International Co., Ltd. (China)	4,265,608
882,000	China Shipping Development Co. Ltd. - H (China)	1,108,468
950,804	Cosco Pacific Ltd. (China)	1,364,242
23,400	Kuehne & Nagel International AG, Registered (Switzerland)	2,033,359
21,600	LLX Logistica S.A. (Brazil)*	79,006
40,310	United Parcel Service, Inc., Class B	2,276,306

		11,126,989

	Total Industrials	30,198,037

INFORMATION TECHNOLOGY – (8.06%)
Semiconductors & Semiconductor Equipment – (1.83%)
352,200	Texas Instruments Inc.	8,343,618

Software & Services – (3.56%)
192,200	Activision Blizzard, Inc. *	2,382,319
12,840	Google Inc., Class A *	6,367,099
291,310	Microsoft Corp.	7,528,907

		16,278,325

Technology Hardware & Equipment – (2.67%)
196,350	Agilent Technologies, Inc. *	5,464,420
143,170	Hewlett-Packard Co.	6,759,056

		12,223,476

	Total Information Technology	36,845,419

MATERIALS – (5.46%)
69,580	BHP Billiton PLC (United Kingdom)	1,899,285
42,380	Martin Marietta Materials, Inc.	3,901,927
29,300	Monsanto Co.	2,267,820
9,954	Potash Corp. of Saskatchewan Inc. (Canada)	899,244
41,205	Rio Tinto PLC (United Kingdom)	1,757,256
426,510	Sealed Air Corp.	8,372,391
199,850	Sino-Forest Corp. (Canada)*	3,156,460

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	September 30, 2009 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
MATERIALS – (CONTINUED)
50,290	Vulcan Materials Co.	$2,719,180

	Total Materials	24,973,563

UTILITIES – (0.20%)
60,800	AES Corp. *	901,056

	Total Utilities	901,056

	TOTAL COMMON STOCK – (Identified cost $330,869,079)	429,477,781

CONVERTIBLE BONDS – (0.63%)
MATERIALS – (0.18%)
$736,000	Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (a)	795,340

	Total Materials	795,340

TELECOMMUNICATION SERVICES – (0.45%)
1,600,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	1,588,000
400,000	Level 3 Communications, Inc., Conv. Sr. Notes, 15.00%, 01/15/13 (a)	474,500

	Total Telecommunication Services	2,062,500

	TOTAL CONVERTIBLE BONDS – (Identified cost $2,736,000)	2,857,840

CORPORATE BONDS – (0.53%)
CONSUMER DISCRETIONARY – (0.53%)
Automobiles & Components – (0.53%)
2,000,000	Harley-Davidson, Inc., Sr. Notes, 15.00%, 02/01/14 (a)	2,438,002

	TOTAL CORPORATE BONDS – (Identified cost $2,000,000)	2,438,002

SHORT TERM INVESTMENTS – (4.60%)
8,341,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.06%, 10/01/09, dated 09/30/09, repurchase value of $8,341,014
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.433%, 09/01/33-11/01/47, total market value $8,507,820)	8,341,000
12,687,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.10%, 10/01/09, dated 09/30/09, repurchase value of $12,687,035
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-4.50%, 11/15/19-08/15/39, total market value $12,940,740)	12,687,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $21,028,000)	21,028,000

	Total Investments – (99.73%) – (Identified cost $356,633,079) – (b)	455,801,623
	Other Assets Less Liabilities – (0.27%)	1,211,916

	Net Assets – (100.00%)	$457,013,539

ADR: American Depositary Receipt
*	Non-Income producing security.
(a)
Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities amounted to $3,707,842, or 0.81% of the Fund’s net assets as of September 30, 2009.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	September 30, 2009 (Unaudited)

(b)	Aggregate cost for federal income tax purposes is $356,795,089. At September 30, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$123,659,216
	Unrealized depreciation	(24,652,682)
	Net unrealized appreciation	$99,006,534

Please refer to "Notes to Schedule of Investments" on page 12 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO	September 30, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK – (95.33%)
CONSUMER DISCRETIONARY – (1.02%)
Consumer Services – (1.02%)
49,000	H&R Block, Inc.	$900,620

	Total Consumer Discretionary	900,620

ENERGY – (4.74%)
62,500	Canadian Natural Resources Ltd. (Canada)	4,199,375

	Total Energy	4,199,375

FINANCIALS – (84.32%)
Banks – (11.82%)
	Commercial Banks – (11.82%)
21,600	ICICI Bank Ltd., ADR (India)	832,896
50,948	State Bank of India Ltd., GDR (India)	4,631,173
177,500	Wells Fargo & Co.	5,001,950

		10,466,019

Diversified Financials – (41.00%)
	Capital Markets – (21.29%)
60,460	Ameriprise Financial, Inc.	2,196,512
134,800	Bank of New York Mellon Corp.	3,907,852
124,300	Brookfield Asset Management Inc., Class A (Canada)	2,822,853
20,100	Charles Schwab Corp.	384,613
24,520	Goldman Sachs Group, Inc.	4,520,262
93,910	Julius Baer Holding AG (Switzerland)	4,689,610
7,260	T. Rowe Price Group Inc.	331,528

		18,853,230

	Consumer Finance – (8.02%)
196,700	American Express Co.	6,668,130
194,994	First Marblehead Corp. *	428,987

		7,097,117

	Diversified Financial Services – (11.69%)
14,486	Bank of America Corp.	245,103
25,700	Cia Brasileira de Meios de Pagamento SA (Visanet) (Brazil)	255,027
23,748	JPMorgan Chase & Co.	1,040,637
122,000	Moody's Corp.	2,496,120
126,700	Oaktree Capital Group LLC, Class A (a)	3,864,350
62,000	RHJ International (Belgium)*	452,731
28,900	Visa Inc., Class A	1,997,279

		10,351,247

		36,301,594

Insurance – (31.50%)
	Life & Health Insurance – (3.62%)
48,833	China Life Insurance Co., Ltd., ADR (China)	3,208,817

	Multi-line Insurance – (5.75%)
148,600	Loews Corp.	5,089,550

	Property & Casualty Insurance – (10.80%)
31,200	ACE Ltd.	1,667,952
24,800	FPIC Insurance Group, Inc. *	833,528
11,200	Markel Corp. *	3,693,984
203,300	Progressive Corp. (Ohio) *	3,370,714

		9,566,178

	Reinsurance – (11.33%)
33,900	Everest Re Group, Ltd.	2,973,030

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)	September 30, 2009 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (Continued)
140,737	Transatlantic Holdings, Inc.	$7,060,775

		10,033,805

		27,898,350

	Total Financials	74,665,963

INDUSTRIALS – (2.54%)
Commercial & Professional Services – (2.54%)
29,900	D&B Corp.	2,252,068

	Total Industrials	2,252,068

MATERIALS – (2.71%)
122,100	Sealed Air Corp.	2,396,823

	Total Materials	2,396,823

	TOTAL COMMON STOCK – (Identified cost $73,173,174)	84,414,849

SHORT TERM INVESTMENTS – (4.60%)
$1,614,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.06%, 10/01/09, dated 09/30/09, repurchase value of $1,614,003
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.433%, 09/01/33-11/01/47, total market value $1,646,280)	1,614,000
2,455,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.10%, 10/01/09, dated 09/30/09, repurchase value of $2,455,007
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-4.50%, 11/15/19-08/15/39, total market value $2,504,100)	2,455,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $4,069,000)	4,069,000

	Total Investments – (99.93%) – (Identified cost $77,242,174) – (b)	88,483,849
	Other Assets Less Liabilities – (0.07%)	61,797
	Net Assets – (100.00%)	$88,545,646

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
*	Non-Income producing security.
(a)
Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities amounted to $3,864,350, or 4.36% of the Fund’s net assets as of September 30, 2009.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)	September 30, 2009 (Unaudited)

(b)	Aggregate cost for federal income tax purposes is $77,364,089. At September 30, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$18,510,946
	Unrealized depreciation	(7,391,186)
	Net unrealized appreciation	$11,119,760

Please refer to “Notes to Schedule of Investments” on page 12 for the Fund’s policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO	September 30, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK – (80.91%)
FINANCIALS – (74.79%)
Diversified Financials – (2.03%)
Capital Markets – (2.03%)
20,240	Brookfield Asset Management Inc., Class A (Canada)	$459,650

Real Estate – (72.76%)
Real Estate Investment Trusts (REITs) – (67.69%)
	Diversified REITs – (5.77%)
58,570	Cousins Properties, Inc.	484,960
12,824	Vornado Realty Trust	825,994

		1,310,954

	Industrial REITs – (5.69%)
160,600	DCT Industrial Trust Inc.	820,666
39,600	ProLogis	472,032

		1,292,698

	Office REITs – (19.58%)
16,700	Alexandria Real Estate Equities, Inc.	907,645
12,400	Boston Properties, Inc.	812,820
32,790	Corporate Office Properties Trust	1,209,295
16,700	Digital Realty Trust, Inc.	763,357
61,200	Douglas Emmett, Inc.	751,536

		4,444,653

	Residential REITs – (8.09%)
38,200	American Campus Communities, Inc.	1,025,670
10,190	Essex Property Trust, Inc.	810,920

		1,836,590

	Retail REITs – (18.27%)
30,960	CBL & Associates Properties, Inc.	300,312
13,650	Federal Realty Investment Trust	837,700
20,900	Regency Centers Corp.	774,345
14,900	Simon Property Group, Inc.	1,034,507
33,260	Taubman Centers, Inc.	1,200,021

		4,146,885

	Specialized REITs – (10.29%)
60,583	Cogdell Spencer, Inc.	290,798
31,300	Host Hotels & Resorts Inc. *	368,401
15,600	LaSalle Hotel Properties	306,696
30,600	U-Store-It Trust	191,250
30,620	Ventas, Inc.	1,178,870

		2,336,015

		15,367,795

Real Estate Management & Development – (5.07%)
	Real Estate Operating Companies – (5.07%)
86,080	Forest City Enterprises, Inc., Class A *	1,150,890

		16,518,685

	Total Financials	16,978,335

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	September 30, 2009 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (6.12%)
Transportation – (6.12%)
21,700	Alexander & Baldwin, Inc.	$696,353
8,690	Burlington Northern Santa Fe Corp.	693,723

		1,390,076

	Total Industrials	1,390,076

	TOTAL COMMON STOCK – (Identified cost $19,429,219)	18,368,411

PREFERRED STOCK – (8.17%)
FINANCIALS – (8.17%)
Real Estate – (8.17%)
Real Estate Investment Trusts (REITs) – (8.17%)
	Industrial REITs – (1.11%)
11,900	AMB Property Corp., 6.75%, Series M	250,971

	Office REITs – (6.07%)
33,272	Alexandria Real Estate Equities, Inc., 7.00%, Series D, Conv. Pfd.	651,925
5,700	Digital Realty Trust, Inc., 5.50%, Series D, Cum. Conv. Pfd.	159,422
5,014	Digital Realty Trust, Inc., 8.50%, Series A	123,407
19,930	SL Green Realty Corp., 7.625%, Series C	444,290

		1,379,044

	Residential REITs – (0.31%)
2,000	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd.	70,500

	Retail REITs – (0.68%)
8,280	CBL & Associates Properties, Inc., 7.375%, Series D	153,201

	Total Financials	1,853,716

	TOTAL PREFERRED STOCK – (Identified cost $1,072,511)	1,853,716

CONVERTIBLE BONDS – (3.90%)
FINANCIALS – (3.90%)
Real Estate – (3.90%)
Real Estate Investment Trusts (REITs) – (3.90%)
	Industrial REITs – (1.60%)
$401,000	ProLogis, Conv. Sr. Notes, 2.25%, 04/01/37	363,406

	Office REITs – (2.30%)
344,000	Digital Realty Trust, Inc., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	428,710
104,000	SL Green Realty Corp., 144A Conv. Sr. Notes, 3.00%, 03/30/27 (a)	94,120

		522,830

	Total Financials	886,236

	TOTAL CONVERTIBLE BONDS – (Identified cost $605,310)	886,236

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	September 30, 2009 (Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS – (7.49%)
$675,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.06%, 10/01/09, dated 09/30/09, repurchase value of $675,001
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.433%, 09/01/33-11/01/47, total market value $688,500)	$675,000
1,026,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.10%, 10/01/09, dated 09/30/09, repurchase value of $1,026,003
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-4.50%, 11/15/19-08/15/39, total market value $1,046,520)	1,026,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $1,701,000)	1,701,000

	Total Investments – (100.47%) – (Identified cost $22,808,040) – (b)	22,809,363
	Liabilities Less Other Assets – (0.47%)	(107,406)

	Net Assets – (100.00%)	$22,701,957

*	Non-Income producing security.
(a)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $522,830, or 2.30% of the Fund's net assets, as of September 30, 2009.

(b)	Aggregate cost for federal income tax purposes is $22,823,110. At September 30, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$2,964,644
	Unrealized depreciation	(2,978,391)
	Net unrealized depreciation	$(13,747)

Please refer to “Notes to Schedule of Investments” on page 12 for the Fund’s policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments
September 30, 2009 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements – Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment.  Various inputs are used to determine the fair value of the Funds investments.  These inputs are summarized in the three broad levels listed below.

Level 1 –   quoted prices in active markets for identical securities
Level 2 –   other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value

	Davis	Davis	Davis
	Value	Financial	Real Estate
	Portfolio	Portfolio	Portfolio
Valuation inputs
Level 1 – Quoted prices:
Equity securities:
Consumer discretionary	$37,347,105	$900,620	$–
Consumer staples	55,486,342	–	–
Energy	68,841,931	4,199,375	–
Financials	133,468,836	70,801,613	18,020,704
Health care	41,415,492	–	–
Industrials	30,198,037	2,252,068	1,390,076
Information technology	36,845,419	–	–
Materials	24,973,563	2,396,823	–
Utilities	901,056	–	–
Level 2 – Other Significant Observable Inputs:
Convertible debt securities	2,857,840	–	886,236
Corporate debt securities	2,438,002	–	–
Equity securities:
Financials	–	3,864,350	811,347
Short-term securities	21,028,000	4,069,000	1,701,000
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$455,801,623	$88,483,849	$22,809,363

Subsequent Events - Fund management has determined that no material events or transactions occurred subsequent to September 30, 2009 and through November 25, 2009, which required adjustments an/or additional disclosure.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

                 EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 25, 2009

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date: November 25, 2009